united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 681370

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

Altegris/AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares				Value
	COMMON STOCK - 125.9%
	AGRICULTURE - 4.4%
985,332	Cadiz, Inc. *+			$13,301,982

	COMMERCIAL SERVICES - 3.2%
266,399	Macquarie Infrastructure Corp. +			9,838,115

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
311,187	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			6,068,146

	ELECTRIC- 10.4%
386,317	Brookfield Infrastructure Partners LP +			16,086,240
500,200	Brookfield Renewable Partners LP			15,571,226
				31,657,466
	ENTERTAINMENT - 6.6%
91,000	Vail Resorts, Inc. +			20,174,700

	LEISURE TIME - 5.3%
3,344,000	Drive Shack, Inc. *			15,984,320

	LODGING - 17.5%
207,000	Las Vegas Sands Corp. +			14,883,300
500,104	MGM Resorts International +			17,513,642
114,000	Wynn Resorts Ltd. +			20,789,040
				53,185,982
	REIT-APARTMENTS - 6.1%
815,996	Invitation Homes, Inc. +			18,629,193

	REIT-DIVERSIFIED - 35.8%
152,000	American Tower Corp. +			22,091,680
157,500	CoreSite Realty Corp.			15,790,950
159,400	Crown Castle International Corp. +			17,471,834
36,183	Equinix, Inc.			15,129,560
1,423,100	New Residential Investment Corp.			23,409,995
88,579	SBA Communications Corp. - Class A *+			15,139,923
				109,033,942
	REIT-HEALTH CARE - 3.8%
120,000	Healthcare Realty Trust, Inc.			3,325,200
309,000	Healthcare Trust of America, Inc. - Class A			8,173,050
				11,498,250
	REIT-MANUFACTURED HOMES - 6.9%
76,300	Equity Lifestyle Properties, Inc.			6,696,851
155,900	Sun Communities, Inc. +			14,244,583
				20,941,434
	REIT-OFFICE PROPERTY - 5.5%
115,000	Alexandria Real Estate Equities, Inc.			14,362,350
20,000	Boston Properties, Inc.			2,464,400
				16,826,750
	REIT-STORAGE - 7.1%
103,500	Extra Space Storage, Inc.			9,041,760
505,618	National Storage Affiliates Trust +			12,680,899
				21,722,659
	REIT-WAREHOUSE - 5.9%
345,700	CyrusOne, Inc.			17,703,297
2,095	QTS Realty Trust, Inc. +			75,881
				17,779,178
	TELECOMMUNICATIONS - 5.4%
596,149	GDS Holdings Ltd. - ADR *+			16,364,290

	TOTAL COMMON STOCK (Cost - $345,216,263)			383,006,407

		Dividend Rate (%)	Maturity Date
	PREFERRED STOCK - 0.0%^
	LEISURE TIME - 0.0%^
2,890	Drive Shack, Inc. (Cost - $71,955)	8.375	Perpetual	72,077

	TOTAL INVESTMENTS - 125.9% (Cost - 345,288,218)			$383,078,484
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9) %			(78,756,505)
	NET ASSETS - 100.0%			$304,321,979

	SECURITIES SOLD SHORT - (13.6) %
	COMMON STOCK - (2.2) %
	REITS-APARTMENTS - (1.5) %
(19,000)	Essex Property Trust, Inc.			$(4,572,920)

	REITS - WAREHOUSE - (0.7) %
(132,061)	Monmouth Real Estate Investment Corp.			(1,986,197)
(2,095)	QTS Realty Trust, Inc.			(75,881)
				(2,062,078)

	TOTAL COMMON STOCK (Proceeds - $6,366,361)			(6,634,998)

	EXCHANGE TRADED FUND - (11.4) %
	DEBT FUND - (11.4) %
(284,000)	iShares 20+ Year Treasury Bond ETF (Proceeds - $35,554,394)			(34,619,600)

ADR	American Depository Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
Perpetual	Perpetual bonds are fixed income instruments without defined maturity dates.
^	Represents less than 0.05%.
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of March 31, 2018. These securities amounted to $176,872,706.

Altegris/AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

AACA Opportunistic Real Estate
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$383,006,407	$ -	$ -	$383,006,407
Preferred Stock	72,077	-	-	$72,077
Total Assets	$383,078,484	$ -	$ -	$383,078,484
Liabilities
Securities Sold Short*
Common Stock	$6,634,998	$ -	$ -	$6,634,998
Exchange Traded Funds	34,619,600	-	-	34,619,600
Total Liabilities	$41,254,598	$ -	$ -	$41,254,598

* See the Fund's Schedule of Investments for a breakdown by industry.
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
AACA Opportunistic Real Estate	$303,331,584	$50,035,945	$(11,543,643)	$38,492,302

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/29/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 5/29/2018